OTHER INFORMATION BY NATURE - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee	Dec. 31, 2017 EUR (€) employee
Disclosure of detailed information about intangible assets [line items]
Compensation related to product development	€ 385,182	€ 323,936	€ 313,471
Average number of employees | employee	4,164	3,651	3,336
Depreciation expense	€ 191,482	€ 156,384	€ 143,484
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Amortization	€ 160,464	€ 132,364	€ 117,122